Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Reconciliation of Liabilities Arising From Financing Activities (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 482,911	$ 69,365	¥ 566,742
Changes from financing cash flows
New bank borrowings raised	558,000	80,152	473,000
Repayment of bank borrowings	(473,000)	(67,942)	(558,000)
Advance from a shareholder	6,711	964	1,865
Repayment to a shareholder	(6,065)	(871)	(696)
Total changes from financing cash flows	85,646	12,303	(83,831)
Ending balance	568,557	$ 81,668	482,911
Bank borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	473,000		558,000
Changes from financing cash flows
New bank borrowings raised	558,000		473,000
Repayment of bank borrowings	(473,000)		(558,000)
Advance from a shareholder	0
Repayment to a shareholder	0
Total changes from financing cash flows	85,000		(85,000)
Ending balance	558,000		473,000
Shareholders' [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,911		8,742
Changes from financing cash flows
New bank borrowings raised	0
Repayment of bank borrowings	0
Advance from a shareholder	6,711		1,865
Repayment to a shareholder	(6,065)		(696)
Total changes from financing cash flows	646		1,169
Ending balance	¥ 10,557		¥ 9,911